Fair Value of Pension Assets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Pension Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Hedge funds, minimum number of days notice prior to redemption	30 days
Hedge funds, maximum number of days notice prior to redemption	90 days
Private Equity
Defined Benefit Plan Disclosure [Line Items]
Commitments related to investments	$ 24.2
Real Assets
Defined Benefit Plan Disclosure [Line Items]
Commitments related to investments	$ 7.8